Fixed Assets and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2015
Content Checked Inc [Member]
Schedule of Fixed Assets and Intangible Assets

Fixed assets and intangible assets consisted of the following:

	March 31, 2015	March 31, 2014
Capitalized Software	$15,000	$15,000
Less accumulated amortization	(4,449)	(1,449)
Capitalized Software, net	$10,551	$13,551